Share Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	May 02, 2016	May 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Capital Unit [Line Items]
Authorized share capital			$ 10.0
Common Shares , authorized			1,000,000,000
Common shares, par value			$ 0.01	$ 0.01
Common Shares , issued			119,600,000
Common Shares, outstanding			119,600,000
Common Stock [Member]
Capital Unit [Line Items]
Stock conversion value	$ 9.6
Preferred Stock [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio		2.7778
Number of trading days, conversion price of common share		40 days
Percentage of preferred stock dividend		5.75%